CONDENSED SCHEDULES OF INVESTMENTS (Details)	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 10,974,248	$ 5,490,699
Percent of Members' Capital	1.23%	0.54%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 2,258,779	$ 1,363,288
Percent of Members' Capital	0.26%	0.14%
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 4,263,986	$ 4,453,328
Percent of Members' Capital	0.48%	0.43%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 1,140,969	$ (1,928,705)
Percent of Members' Capital	0.13%	(0.19%)
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 162,039	$ 1,389,060
Percent of Members' Capital	0.02%	0.14%
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 1,815,761	$ (4,116,709)
Percent of Members' Capital	0.20%	(0.40%)
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (1,566,280)	$ 3,722,781
Percent of Members' Capital	(0.18%)	0.36%
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 2,898,994	$ 607,656
Percent of Members' Capital	0.32%	0.06%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 5,175,815	$ (7,420,817)
Percent of Members' Capital	0.59%	(0.72%)
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,343	459
Net Unrealized Profit (Loss) on Open Positions	$ (829,500)	$ 51,979
Percent of Members' Capital	(0.09%)	0.01%
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract		574
Net Unrealized Profit (Loss) on Open Positions		$ 34,405
Percent of Members' Capital	0.00%	0.00%
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Notional amount	$ 375,072,969	$ 461,839,319
Net Unrealized Profit (Loss) on Open Positions	$ 2,624,303	$ (4,714,657)
Percent of Members' Capital	0.30%	(0.46%)
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	545
Net Unrealized Profit (Loss) on Open Positions	$ 587,351
Percent of Members' Capital	0.07%	0.00%
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	3,943	22,577
Net Unrealized Profit (Loss) on Open Positions	$ 924,684	$ (4,080,903)
Percent of Members' Capital	0.10%	(0.40%)
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,245	327
Net Unrealized Profit (Loss) on Open Positions	$ (1,075,952)	$ 85,008
Percent of Members' Capital	(0.12%)	0.01%
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	7,991	2,952
Net Unrealized Profit (Loss) on Open Positions	$ 2,944,929	$ 1,203,351
Percent of Members' Capital	0.33%	0.12%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 5,798,433	$ 12,911,516
Percent of Members' Capital	0.64%	1.26%
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	2,577	3,851
Net Unrealized Profit (Loss) on Open Positions	$ 3,088,279	$ 1,311,309
Percent of Members' Capital	0.35%	0.13%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	4,246	5,108
Net Unrealized Profit (Loss) on Open Positions	$ 4,263,986	$ 4,418,923
Percent of Members' Capital	0.48%	0.43%
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Notional amount	$ 228,896,545	$ 273,519,553
Net Unrealized Profit (Loss) on Open Positions	$ (1,483,334)	$ 2,785,952
Percent of Members' Capital	(0.17%)	0.27%
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	210	2,601
Net Unrealized Profit (Loss) on Open Positions	$ (425,312)	$ 1,389,060
Percent of Members' Capital	(0.05%)	0.14%
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	7,799	762
Net Unrealized Profit (Loss) on Open Positions	$ 891,077	$ (35,806)
Percent of Members' Capital	0.10%	0.00%
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,533	2,272
Net Unrealized Profit (Loss) on Open Positions	$ (490,328)	$ 3,637,773
Percent of Members' Capital	(0.06%)	0.35%
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	283	1,922
Net Unrealized Profit (Loss) on Open Positions	$ (45,935)	$ (595,695)
Percent of Members' Capital	(0.01%)	(0.06%)